May 8, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               The Gabelli Asset Fund (the "Fund")
                  File Nos. 33-1719 and 811-4494

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class AAA Shares Prospectus and the Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 20 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on May 1, 2002 (Accession #0000935069-02-000383).


         If you have any questions concerning this filing, you may contact the undersigned at (617) 535-0533.


                                     /s/ Jennifer A. English
                                     Jennifer A. English
                                     Regulatory Administration Specialist

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         T. Hamlin
         L. Dowd